Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 542,771	$ 536,922	$ 537,714	$ 543,782	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 2,161,190	$ 2,148,612	$ 2,188,047
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									1,967,792	1,960,936	1,985,000
On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									1,570,278	1,543,384	1,561,108
On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue									393,264	412,147	414,758
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									4,250	5,405	9,134
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									193,398	187,676	203,047
Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									150,186	141,845	157,212
Off-Network and Other Revenues [Member] | Satellite Related Services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 43,212	$ 45,831	$ 45,835
Revenues [Member] | Service Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	91.00%	91.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									73.00%	72.00%	72.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									18.00%	19.00%	19.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									0.00%	0.00%	0.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	9.00%	9.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	7.00%	7.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Satellite Related Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%